UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7529

 NAME OF REGISTRANT:                     Asian Small Companies Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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

Asian Small Companies Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CHINA DIGITAL TV HLDG CO                                                                    Agenda Number:  932969732
--------------------------------------------------------------------------------------------------------------------------
        Security:  16938G107
    Meeting Type:  Annual
    Meeting Date:  20-Nov-2008
          Ticker:  STV
            ISIN:  US16938G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RE-ELECTION OF INCUMBENT DIRECTOR ZENGXIANG               Mgmt          No vote
       LU FOR A NEW THREE YEAR TERM

02     RE-ELECTION OF INCUMBENT DIRECTOR JIANHUA ZHU             Mgmt          No vote
       FOR A NEW THREE YEAR TERM




--------------------------------------------------------------------------------------------------------------------------
 NEW ORIENTAL EDUCATION & TECHNOLOGY                                                         Agenda Number:  933065662
--------------------------------------------------------------------------------------------------------------------------
        Security:  647581107
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  EDU
            ISIN:  US6475811070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF               Mgmt          No vote
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       AMENDMENTS TO THE COMPANY'S 2006 SHARE INCENTIVE
       PLAN.

02     THE RESOLUTION AS SET OUT IN PARAGRAPH 2 OF               Mgmt          No vote
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       THE APPOINTMENT OF JOHN ZHUANG YANG AS AN INDEPENDENT
       DIRECTOR.




--------------------------------------------------------------------------------------------------------------------------
 PETRONET LNG LTD                                                                            Agenda Number:  701998481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68259103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  INE347G01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          No vote
       as on 31 MAR 2009, profit & loss accounts for
       the YE 31 MAR 2009, together with report of
       the Directors and Statutory Auditors thereon

2.     Declare a dividend for the FYE 31 MAR 2009                Mgmt          No vote

3.     Re-appoint Shri D.P. Roy as a Director, who               Mgmt          No vote
       retires by rotation

4.     Re-appoint Shri P.K. Chadha as a Director, who            Mgmt          No vote
       retires by rotation

5.     Re-appoint Shri J.L. Zutshi as a Director, who            Mgmt          No vote
       retires by rotation

6.     Re-appoint Shri D.J. Pandian as a Director,               Mgmt          No vote
       who retires by rotation

S.7    Re-appoint, pursuant to the provisions of Section         Mgmt          No vote
       224A and other applicable provisions, if any,
       of the Companies Act 1956, M/s. V. Sankar Aiyar
       & Company, Chartered Accountants, New Delhi,
       the retiring Auditors of the Company, as the
       Statutory Auditors of the Company to hold office
       from the conclusion of the 11th AGM till the
       conclusion of the next AGM at a remuneration
       of INR 5.50 lacs plus out of pocket expenses
       and applicable service tax

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No vote
       appoint Shri. Seethapathy Chander, Nominee
       of Asian Development Bank [ADB] as a Director
       of the Company who is liable to retire by rotation

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No vote
       appoint Shri R.S. Pandey, as a Director of
       the Company who is liable to retire by rotation

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No vote
       appoint Mr. Dominique Pelloux-Prayer, Nominee
       Director of GDF International, as a Director
       of the Company who is liable to retire by rotation

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No vote
       appoint Dr. A.K. Balyan, Nominee Director of
       Oil and Natural Gas Corporation Limited [ONGC],
       as a Director of the Company who is liable
       to retire by rotation

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No vote
       appoint Mr. B.C. Tripathi, Nominee Director
       of GAIL [India] Limited, as a Director of the
       Company who is liable to retire by rotation



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Asian Small Companies Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/25/2009